Post Balance Sheet Events (Details) - USD ($) $ in Thousands	Mar. 20, 2023	Aug. 31, 2022	Mar. 31, 2023	Feb. 13, 2023	Dec. 31, 2022
Post Balance Sheet Events (Details) [Line Items]
Grant share options (in Shares)	857,500
Short-term credit facility		$ 2,000
Loan amount					$ 1,056
Non Adjusting Events [Member]
Post Balance Sheet Events (Details) [Line Items]
Loan amount			$ 500	$ 500